COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - Segment Discontinued Operations - I-Mab Hong Kong - TJBio Hangzhou - USD ($) $ in Millions	Feb. 06, 2024	Jan. 29, 2024
COMMITMENT AND CONTINGENCIES
Exchange for extinguishment of the existing repurchase obligations	$ 183.0
Monetary claim by nonparticipating shareholders		$ 17.4